Schedule of changes in lease liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
Lease Liabilities
Balance, beginning of period	$ 99,329
Recognized during the period	53,295	106,874
Interest expense	3,333	757
Lease payments	(26,556)	(8,302)
Balance, end of period	129,401	99,329
Current lease liabilities	89,475	38,878
Non-current lease liabilities	$ 39,926	$ 60,451